Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
Schedule of Other Accounts Payable
	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021

Advances received from customers (a)	280,970	322,680	249,870	315,644	31,100	7,036
Consorcio Ductos del Sur - payable (b)	88,206	77,665	28,836	29,242	59,370	48,423
Salaries and other payable	77,386	126,466	77,386	126,466	-	-
Put option liability on Morelco acquisition (c)	118,622	27,986	79,096	27,986	39,526	-
Third-party loans	11,608	2,076	9,533	-	2,075	2,076
Other taxes payable	115,862	124,497	102,240	112,737	13,622	11,760
Acquisition of additional non-controlling interest (Note 35)	27,596	25,253	27,596	25,253	-	-
Guarantee deposits	23,744	26,017	23,744	26,017	-	-
Consorcio Rio Mantaro - payables	75,059	58,502	75,059	58,502	-	-
Provision of interest for debt with suppliers	16,425	3,056	-	285	16,425	2,771
Share purchase agreement - Inversiones Sur	14,496	15,992	-	-	14,496	15,992
Other accounts payables	39,974	37,160	33,356	32,849	6,618	4,311
	889,948	847,350	706,716	754,981	183,232	92,369

Schedule of advances received from customers relate mainly to construction projects
	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021

Customer advances from Consortiums	55,020	27,568	55,020	27,568	-	-
Customer advances for real estate projects	78,286	80,188	78,286	80,188	-	-
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco	86,415	10,841	71,571	10,841	14,844	-
Special National Transportation Infrastructure Project	24,050	19,582	13,781	12,765	10,269	6,817
Vial y Vives - DSD S.A. - Quebrada Blanca Project	-	120,642	-	120,642	-	-
Vial y Vives - DSD S.A. - Modernization and expansion of Arauco	-	52,063	-	52,063	-	-
Cumbra Peru S.A. - Piura Pipeline Project	31,048	5,745	25,292	5,745	5,756	-
Others	6,151	6,051	5,920	5,832	231	219
	280,970	322,680	249,870	315,644	31,100	7,036